Related parties’ transactions - Schedule of Amount Due to Related Party (Details) - USD ($)		Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Cpresso, LLC [Member]
Related Party Transaction [Line Items]
Cpresso, LLC		$ 11,000	[1]	$ 11,000	[2]	$ 11,000	[2]
Shenzhen Feellife [Member]
Related Party Transaction [Line Items]
Cpresso, LLC		$ 9,469		1,359,494		781,903
Shenzhen Feellife	[3]			$ 4,826,976		$ 4,573,213

[1]	Amounts due from Cpresso, LLC was rental deposit.
[2]	Amounts due from Cpresso, LLC was rental deposit.
[3]	As of December 31, 2024 and 2023, amounts due to Shenzhen Feellife included payables for the purchase of consumable E-vapors, packaging materials, and mould equipment from Shenzhen Feellife. Additionally, the Group transferred net amounts due from eleven related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life and Hooloo, FL MEDICAL, FL GLOBE, Joincare, LIFE SCIENCE, FEELLIFE HOLDING totaling $374,951 for the year ended December 31, 2024 and $548,009 for the year ended December 31, 2023 to Shenzhen Feellife based on the Debit Waiver Agreement dated April 1, 2024, respectively: